Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) SecurityLoan	Dec. 31, 2021 USD ($) SecurityLoan	Dec. 31, 2020 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	9,515	9,771	8,729
Amount Defaulted | $	$ 169	$ 128	$ 220
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	767	1,084	1,148
Amount Defaulted | $	$ 24	$ 32	$ 80
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	20	16	50
Amount Defaulted | $	$ 11	$ 7	$ 30
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	235	81	38
Amount Defaulted | $	$ 28	$ 9	$ 5
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	307	714	307
Amount Defaulted | $	$ 5	$ 11	$ 4
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	7,904	7,700	6,688
Amount Defaulted | $	$ 42	$ 43	$ 35
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	9,233	9,595	8,231
Amount Defaulted | $	$ 110	$ 102	$ 154
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	282	176	498
Amount Defaulted | $	$ 59	$ 26	$ 66